STOCK PLAN (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Aug. 31, 2022	Nov. 30, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock shares reserved for future issuance								5,115,000
Stock-based compensation expense				$ 428,683	$ 70,689	$ 585,701	$ 180,791	$ 259,300	$ 307,918
Unrecognized compensation expense	$ 420,000			$ 420,000		$ 420,000		$ 655,000
Weighted-average period for recognition						1 year 1 month 6 days		2 years
Fair value of option grant price per share								$ 0.56	$ 0.53
Expected dividend yield						0.00%		0.00%	0.00%
Fair value of option grant price per share						$ 1.17		$ 0.56
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense								$ 259,000	$ 232,000
2017 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares reserved for future issuance	10,000,000			10,000,000		10,000,000		10,000,000
Exercise price	$ 3.00	$ 1.00	$ 1.00	$ 3.00		$ 3.00			$ 1.00
Options, vesting period	3 years	3 years	5 years
Aggregate fair value of stock options	$ 350,175	$ 287,487	$ 1,101,028	$ 350,175		$ 350,175			$ 63,900
Shares available for issuance	5,485,000			5,485,000		5,485,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of stock options to purchase common stock	300,000	500,000	1,800,000						82,500